LEASES (Tables)	6 Months Ended
Jun. 30, 2021
LEASES
Summary of operating lease right-of-use assets and liabilities

Operating Lease Assets	June 30,	December 31,
	2021	2020
Main offices operating lease assets - initial measurement	$479,744	$479,744
Less: accumulated amortization	(244,879)	(179,611)
Foreign exchange effects	37,829	19,695
Operating Lease Assets, net	$272,694	$319,828

Operating Lease Liabilities
Total operating lease liabilities - initial measurement	$479,744	$479,744
Accrued interest	39,674	31,394
Accumulated payment to liabilities	(284,553)	(263,755)
Foreign exchange effects	37,829	16,232
Total operating lease liabilities	272,694	263,615
Less: operating lease liabilities, current	(156,676)	(102,056)
Long-term Operating Lease Liabilities	$116,018	$161,559

Summary of future minimum lease payments for operating leases

The following table summarizes the maturity of lease liabilities under operating lease as of June 30, 2021:

For the years ended	Operating Leases
June 30, 2022	$170,733
June 30, 2023	113,822
Total minimum payments	284,555
Less: imputed interest	(11,861)
Total operating lease liabilities	$272,694